UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

PRUDENTIAL’S FINANCIAL SECURITY PROGRAM

SEMIANNUAL REPORT

JUNE 30, 2006

Prudential’s Gibraltar Fund, Inc.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

IFS-A105489

T

his report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus and current performance results. Investors should carefully consider the contract and the Fund’s investment objective, risks, and charges and expenses before investing. The contract and the Fund prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Planholders should call 888-778-2888 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Planholders may obtain copies of Form N-Q filings by calling 888-778-2888.

Prudential’s Financial Security Program is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777. Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, both are Prudential Financial companies and members SIPC. Each is solely responsible for its own financial condition and contractual obligations. Contract guarantees are based on the claims-paying ability of the issuing company.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling (800)-778-2255.

Prudential’s Gibraltar Fund, Inc.

Letter to Planholders

June 30, 2006

■	DEAR PLANHOLDER

Because your success is important to us, we hope this semiannual report for the Prudential’s Gibraltar Fund serves as both an informative and useful resource.

With the first half of the year complete, we continue to emphasize that a diversified portfolio is a prudent way to make the best of developing investment opportunities. A portfolio utilizing a diversified asset allocation strategy helps manage risk because it is not exposed to a particular asset class. In addition, it provides an opportunity to better position your investments as asset classes rotate in and out of favor. With the current volatility of today’s stock market, this concept is more important than ever.

When creating your diversified investment strategy, speak with your investment professional to develop a plan that takes into account your reasons for investing, as well as your personal investment horizons and tolerance for risk. By carefully choosing a wide variety of assets and reviewing them periodically over time, you can enhance your focus on meeting your long-term objectives.

As always, we at Prudential are committed to meeting your current and future needs by providing financial solutions that are designed to help you grow and protect your wealth. We thank you for your confidence in our products.

Sincerely,

David R. Odenath, Jr.

President,

Prudential’s Gibraltar Fund, Inc.	July 31, 2006

PRESIDENT

DAVID R. ODENATH, JR.

Presentation of Portfolio Holdings for the Prudential's Gibraltar Fund, Inc. as of June 30, 2006 (Unaudited)

Prudential’s Gibraltar Fund, Inc.
Five Largest Holdings (% of Net Assets)
PepsiCo, Inc.	4.5%
Amgen, Inc.	2.8%
American Express Co.	2.6%
Google, Inc. ‘‘Class A’’	2.6%
Cisco Systems, Inc.	2.5%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Fees and Expenses (unaudited)

As a contract owner investing in the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Fund expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Fund expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Prudential’s Gibraltar Fund, Inc.	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$962.60	0.61%	$2.97
Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2006 (to reflect the six-month period).

PRUDENTIAL’S GIBRALTAR FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value (cost $185,524,247)	$213,293,573
Cash	572
Interest and dividends receivable	182,380
Foreign tax reclaim receivable	66,029
Prepaid expenses	1,221

Total Assets	213,543,775

LIABILITIES
Management fee payable	97,552
Accrued expenses and other liabilities	44,277

Total Liabilities	141,829

NET ASSETS	$213,401,946

Net assets were comprised of:
Common stock, at $0.01 par value	$243,704
Paid-in capital, in excess of par	236,657,282

236,900,986
Undistributed net investment income	837,641
Accumulated net realized loss on investments and foreign currency transactions	(52,106,007)
Net unrealized appreciation on investments	27,769,326

Net assets, June 30, 2006	$213,401,946

Net asset value and redemption price per share, 24,370,384 outstanding shares of common stock (authorized 75,000,000 shares)	$8.76

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Dividends (net of $54,783 foreign withholding tax)	$1,378,855
Interest	140,197

1,519,052

EXPENSES
Management fee	631,909
Custodian’s fees	35,000
Audit fee	7,000
Directors’ fees	6,000
Insurance expenses	6,000
Legal fees and expenses	2,000
Commitment fee on syndicated credit agreement	1,100
Miscellaneous	6,494

Total expenses	695,503

NET INVESTMENT INCOME	823,549

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	8,332,837
Net change in unrealized appreciation (depreciation) on investments	(17,795,939)

NET LOSS ON INVESTMENTS	(9,463,102)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,639,553)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$823,549	$657,887
Net realized gain on investments	8,332,837	23,979,792
Net change in unrealized appreciation (depreciation) on investments	(17,795,939)	544,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,639,553)	25,182,137

DIVIDENDS:
Dividends from net investment income	—	(725,420)

CAPITAL STOCK TRANSACTIONS:
Capital stock issued in reinvestment of dividends [0 and 84,490 shares, respectively]	—	725,420
Capital stock repurchased [1,420,288 and 3,236,516 shares, respectively]	(12,655,968)	(26,873,227)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(12,655,968)	(26,147,807)

TOTAL DECREASE IN NET ASSETS	(21,295,521)	(1,691,090)
NET ASSETS:
Beginning of period	234,697,467	236,388,557

End of period (a)	$213,401,946	$234,697,467

(a) Includes undistributed net investment income of:	$837,641	$14,092

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%		Value (Note 1)
COMMON STOCKS	Shares
Aerospace & Defense — 3.3%
Boeing Co.	40,600	$3,325,546
United Technologies Corp.	59,500	3,773,490

		7,099,036

Beverages — 4.5%
PepsiCo, Inc.	161,100	9,672,444

Biotechnology — 4.8%
Amgen, Inc.(a)	90,800	5,922,884
Genentech, Inc.(a)	53,100	4,343,580

		10,266,464

Capital Markets — 8.7%
Ameriprise Financial, Inc.	47,880	2,138,800
Charles Schwab Corp. (The)	250,500	4,002,990
Goldman Sachs Group, Inc.	18,500	2,782,955
Merrill Lynch & Co., Inc.	75,900	5,279,604
UBS AG	39,600	4,344,120

		18,548,469

Chemicals — 2.3%
E.I. du Pont de Nemours & Co.	119,500	4,971,200

Communications Equipment — 7.9%
Cisco Systems, Inc.(a)	278,500	5,439,105
Corning, Inc.(a)	109,900	2,658,481
Motorola, Inc.	126,100	2,540,915
Nokia OYJ, ADR (Finland)	112,000	2,269,120
QUALCOMM, Inc.	97,500	3,906,825

		16,814,446

Computers & Peripherals — 2.1%
Apple Computer, Inc.(a)	77,100	4,403,952

Consumer Finance — 2.6%
American Express Co.	103,400	5,502,948

Diversified Financial Services — 1.5%
NYSE Group, Inc.(a)	46,600	3,191,168

Electronic Equipment & Instruments — 1.4%
Agilent Technologies, Inc.(a)	97,700	3,083,412

Energy Equipment & Services — 2.1%
Schlumberger Ltd.	67,200	4,375,392

Food & Staples Retailing — 4.1%
CVS Corp.	147,200	4,519,040
Whole Foods Market, Inc.	66,700	4,311,488

		8,830,528

Health Care Equipment & Supplies — 3.4%
Alcon, Inc.	43,400	4,277,070
St. Jude Medical, Inc.(a)	92,900	3,011,818

		7,288,888

Health Care Providers & Services — 4.4%
Caremark Rx, Inc.	95,000	4,737,650
WellPoint, Inc.(a)	64,700	4,708,219

		9,445,869

COMMON STOCKS (Continued)	Shares	Value (Note 1)
Hotels, Restaurants & Leisure — 2.5%
Marriott International, Inc. “Class A”	138,100	$5,264,372

Household Products — 2.1%
Procter & Gamble Co.	78,327	4,354,981

Industrial Conglomerates — 3.5%
3M Co.	38,800	3,133,876
General Electric Co.	133,100	4,386,976

		7,520,852

Insurance — 2.4%
American International Group, Inc.	85,800	5,066,490

Internet Software & Services — 4.0%
Google, Inc. “Class A”(a)	13,000	5,451,290
Yahoo!, Inc.(a)	95,000	3,135,000

		8,586,290

Media — 3.7%
News Corp. “Class A”	135,100	2,591,218
Walt Disney Co.	177,500	5,325,000

		7,916,218

Multiline Retail — 5.1%
Federated Department Stores, Inc.	145,700	5,332,620
Kohl’s Corp.(a)	39,000	2,305,680
Target Corp.	66,700	3,259,629

		10,897,929

Oil, Gas & Consumable Fuels — 3.5%
Apache Corp.	33,100	2,259,075
Occidental Petroleum Corp.	27,000	2,768,850
Suncor Energy, Inc.	30,000	2,430,300

		7,458,225

Pharmaceuticals — 4.2%
Novartis AG, ADR (Switzerland)	96,700	5,214,064
Sanofi-Aventis, ADR (France)	74,800	3,642,760

		8,856,824

Semiconductors & Semiconductor Equipment — 4.6%
Marvell Technology Group, Ltd.(a)	72,900	3,231,657
Maxim Integrated Products, Inc.	77,100	2,475,681
Texas Instruments, Inc.	137,700	4,170,933

		9,878,271

Software — 7.5%
Adobe Systems, Inc.(a)	127,300	3,864,828
CA, Inc.	882	18,125
Electronic Arts, Inc.(a)	75,600	3,253,824
Microsoft Corp.	191,200	4,454,960
SAP AG, ADR (Germany)	83,400	4,380,168

		15,971,905

Textiles, Apparel & Luxury Goods — 2.3%
NIKE, Inc. “Class B”	61,000	4,941,000

TOTAL LONG-TERM INVESTMENTS (cost $182,438,247)		210,207,573

SEE NOTES TO FINANCIAL STATEMENTS.

B1

PRUDENTIAL’S GIBRALTAR FUND, INC. (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Principal Amount (000)	Value (Note 1)
SHORT-TERM INVESTMENT — 1.4%
Commercial Paper
General Electric Capital Corp.
5.15%, 7/3/06 (cost $3,086,000)	$3,086	3,086,000

TOTAL INVESTMENTS — 99.9% (cost $185,524,247)		213,293,573

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		108,373

NET ASSETS — 100.0%		$213,401,946

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Capital Markets	8.7%
Communications Equipment	7.9%
Software	7.5%
Multiline Retail	5.1%
Biotechnology	4.8%
Semiconductors & Semiconductor Equipment	4.6%
Beverages	4.5%
Health Care Providers & Services	4.4%
Pharmaceuticals	4.2%
Food & Staples Retailing	4.1%
Internet Software & Services	4.0%
Media	3.7%
Industrial Conglomerates	3.5%
Oil, Gas & Consumable Fuels	3.5%
Health Care Equipment & Supplies	3.4%
Aerospace & Defense	3.3%
Consumer Finance	2.6%
Hotels, Restaurants & Leisure	2.5%
Insurance	2.4%
Chemicals	2.3%
Textiles, Apparel & Luxury Goods	2.3%
Computers & Peripherals	2.1%
Energy Equipment & Services	2.1%
Household Products	2.1%
Diversified Financial Services	1.5%
Commercial Paper	1.4%
Electronic Equipment & Instruments	1.4%

99.9%
Other assets in excess of liabilities	0.1%

100.0%

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B2

NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

(Unaudited)

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The investment objective of the fund is growth of capital to the extent compatible with a concern for preservation of principal by investing in common stocks and other securities convertible into common stock. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate the net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Dividends and Distributions:    The fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes:    It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to it’s shareholders. Therefore, no federal income tax provision is required.

C1

Withholding taxes on foreign dividends are recorded, net of receivable amounts, at the time the related income is earned.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2:	Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of Jennison, compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 0.55 of 1% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

PI, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006.

Note 3:	Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2006 aggregated $83,416,508 and $92,316,967, respectively.

Note 4:	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$187,015,860	$30,411,550	$4,133,837	$26,277,713

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2005 of approximately $58,882,000 of which, $45,946,000 expires in 2010 and $12,936,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

C2

Financial Highlights

(Unaudited)

	Prudential’s Gibraltar Fund, Inc.
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.10		$8.17	$7.38	$5.69	$7.79	$9.99

Income From Investment Operations:
Net investment income	.03		.03	.04	.02	.06	.08
Net realized and unrealized gains (losses) on investments	(.37)		.93	.79	1.69	(2.10)	(1.69)

Total from investment operations	(.34)		.96	.83	1.71	(2.04)	(1.61)

Less Dividends and Distributions:
Dividends from net investment income	—		(.03)	(.04)	(.02)	(.06)	(.08)
Distributions from net realized gains	—		—	—	—	—	(.05)
Tax return of capital distributions	—		—	—	—	—	(.46)

Total dividends and distributions	—		(.03)	(.04)	(.02)	(.06)	(.59)

Net Asset Value, end of period	$8.76		$9.10	$8.17	$7.38	$5.69	$7.79

Total Investment Return(a):	(3.74)%		11.74%	11.27%	29.99%	(26.23)%	(16.45)%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$213.4		$234.7	$236.4	$232.5	$200.2	$298.0
Ratios to average net assets:
Expenses	.61	%(b)	.62%	.61%	.63%	.23%	.13%
Net investment income	.72	%(b)	.29%	.51%	.26%	.87%	.87%
Portfolio turnover rate	37	%(c)	76%	74%	80%	89%	69%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Prudential’s Gibraltar Fund, Inc.

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Prudential’s Gibraltar Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). The Board, including all of the Independent Directors, met on June 21-22, 2006, and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 21-22, 2006.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison Associates LLC (“Jennison”), which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Prudential’s Gibraltar Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the first quartile over one-year and three-year periods, performance that was in the third quartile over a five-year period, and performance that was in the first quartile over a ten-year period in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board noted that the Fund had outperformed against its Peer Universe in all periods except the five-year period, and that underperformance during the five-year period was largely attributable to the Fund’s emphasis on growth stocks during a period of time when growth stocks were not favored by the market. The Board also noted that the Fund had outperformed against its benchmark index over one-year and three-year periods. The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Fund’s actual management fee of 0.550% was in the first quartile. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale or how great they may be. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from Jennison, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

This report is not authorized for distribution unless preceded or accompanied by a current prospectus and current performance results. The prospectus contains complete information regarding risks and charges, and expenses, and should be read carefully before you invest or send money.

Variable annuities contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to your contract or contact your licensed financial professional.

For service-related questions, please contact the Annuity Service Center at (888) 778-2888.

The 2005 Audited Financial Statements of The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the Audited Financial Statements.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

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IFS-A105489    FSP SAR    Ed. 8/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date August 18, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 18, 2006

*	Print the name and title of each signing officer under his or her signature.